REVENUE - Schedule of Deferred Revenue, by Arrangement, Disclosure (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue
Total	$ 106,533	$ 116,687	$ 115,302	$ 126,916
1 year or less	69,369	78,512
1 – 3 Years	30,191	31,870
3 year or greater	6,973	6,305
Service [Member]
Disaggregation of Revenue
Total	89,667	107,819
1 year or less	61,629	74,332
1 – 3 Years	22,809	28,184
3 year or greater	5,229	5,303
Subscription
Disaggregation of Revenue
Total	16,866	8,868
1 year or less	7,740	4,180
1 – 3 Years	7,382	3,686
3 year or greater	$ 1,744	$ 1,002